Fair value of financial instrument - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2020 CAD ($)
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 233
Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 722